Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage costs	$ 4,353	$ 2,829
Inventories	26,408	21,072
Claims receivable	26,459	5,568
Other	4,368	3,651
Total prepaid expenses and other current assets	$ 61,588	$ 33,120